Accounts Receivable	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable [Abstract]
Accounts Receivable

3. Accounts Receivable

Accounts receivable consisted of the following as of September 30, 2025 and March 31,2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Accounts receivable	2,886,330	8,006,341	1,028,973
Provision of credit losses	(330,037)	(330,037)	(42,416)
Total Accounts receivable	2,556,293	7,676,304	986,557

3. Accounts Receivable

Accounts receivable consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	6,081,185	2,886,330	370,998
Provision of credit losses	(151,287)	(330,037)	(42,421)
Bad debt expenses	(49,161)	—	—
Total Accounts receivable	5,880,737	2,556,293	328,577